INCOME TAXES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Income Tax Note [Line Items]
Operating loss carryforwards	$ 4,572		$ 4,550
Tax credit carryforwards, net of uncertain tax positions	479		656
Valuation allowance, deferred tax assets	682	[1]	721	[1]
Effective tax rate	17.20%		(20.70%)		51.00%
Provision for income taxes attributable to discontinued operations			65		16
Unrecognized tax benefits	319		650		736	892
Unrecognized tax benefits that would impact effective tax rate	297		610
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	6		10		3
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	58		68
Expiration in 2011 Through 2015 [Member]
Income Tax Note [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	405
Expiration in 2011 Through 2015 [Member]
Income Tax Note [Line Items]
Tax credit carryforwards, net of uncertain tax positions	12
United States Deferred Tax Asset [Member]
Income Tax Note [Line Items]
Increase in valuation allowance					48
Asia Pacific Deferred Tax Asset [Member]
Income Tax Note [Line Items]
Increase in valuation allowance					24
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Income Tax Note [Line Items]
Undistributed earnings	$ 9,798		$ 8,707		$ 8,043

[1]	Included in current deferred tax assets are prepaid tax assets totaling $100 million in 2010 and $151 million in 2009.